Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Right-of-use of leased assets:
Balance, beginning of period			SFr 5,437
Additions			0
Depreciation	SFr (260)	SFr (169)	(511)	SFr (337)
Balance, end of period	SFr 4,926		4,926
Variable lease payments that are not included in the measurement of lease obligations			SFr 0
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.50%		3.50%
Right-of-use of leased assets:
Balance, beginning of period			SFr 5,320
Depreciation			(497)
Balance, end of period	SFr 4,823		SFr 4,823
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.30%		3.30%
Right-of-use of leased assets:
Balance, beginning of period			SFr 91
Depreciation			(11)
Balance, end of period	SFr 80		SFr 80
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	7.20%		7.20%
Right-of-use of leased assets:
Balance, beginning of period			SFr 26
Depreciation			(3)
Balance, end of period	SFr 23		SFr 23